RIGGS FUNDS
Riggs U.S. Treasury Money Market Fund
Riggs Prime Money Market Fund
Riggs U.S. Government Securities Fund
      (formerly, RIMCO Bond Fund)
Riggs Stock Fund
Riggs Small Company Stock Fund
      (formerly, RIMCO Small Capitalization Equity Fund)

Class R, Y and B Shares
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SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 1998

Under the section entitled "Economic and Market Information" on page 20, after the first paragraph please add the following paragraph:

"Advertising and sales literature for the Funds may also include statements describing the history of Riggs Bank. For example, reference may be made to Riggs Bank's heritage of serving historical and political figures and financing projects that have been important to the growth of the United States."


                                              October 28, 1998







Federated Securities Corp., Distributor
     Cusip 76656A401
     Cusip 76656A302 Cusip 76656A203 Cusip 76656A104 Cusip 76656A500 Cusip
     76656A609 Cusip 76656A708 Cusip 76656A807 Cusip 76656A880

     G02489-03 (10/98)
[GRAPHIC OMITTED]















RIGGS FUNDS
(Formerly, RIMCO Monument Funds)
Riggs U.S. Government Securities Fund
      (formerly RIMCO Monument Bond Fund)

Class R Shares and Class Y Shares
-----------------------------------------------

SUPPLEMENT TO THE COMBINED PROSPECTUS DATED JUNE 30, 1998



Under the section entitled "Adviser's Background" on page 18, please delete the third paragraph and replace it with the following information:



     "Nathan Reischer is Director and Chief Fixed Income Strategist of RIMCO. He is responsible for formulating the firm's fixed income investment strategy and directing management of its fixed income portfolios. Mr. Reischer has more than 20 years of fixed income management experience. He was Director and Senior Domestic Strategist for Barclays Capital, Inc. in New York from 1995 until joining RIMCO in 1998. From 1983 to 1994, he served as Fixed Income Portfolio Manager and Director of Cash Management at GM Investment Management Company in New York. He brings additional asset/liability management experience having been a consultant to financial institutions at IMA, Inc. in Seattle, and Vice President and Manager of the Investment Portfolio Department at Seattle First National Bank. Mr. Reischer earned his B.B.A. in Economics from the University of Houston and his M.B.A. from Bernard M. Baruch College. He assumed portfolio management responsibilities for the U.S. Government Securities Fund in September, 1998."





                                                                October 28, 1998

Federated Securities Corp.,
Distributor

     Cusip 76656A 104 Cusip 76656A 203 Cusip 76656A 302 Cusip 76656A 500 Cusip
     76656A 609 Cusip 76656A 807 Cusip 76656A 401
     G02489-1 (10/98)   502896
[GRAPHIC OMITTED]